Brown Advisory Tax-Exempt Sustainable Bond Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 98.0%
General Obligation Bonds - 21.3%
850,000	California, State of (SIFMA Municipal Swap Index + 0.38%)	0.50%	12/01/2027	850,017
1,350,000	California, State of	5.00%	10/01/2028	1,593,945
1,000,000	California, State of	4.00%	11/01/2033	1,185,360
2,710,000	Chicago Illinois Metropolitan Water Reclamation	5.00%	12/01/2030	2,843,793
2,425,000	Chicago Park District	4.00%	01/01/2034	2,672,399
1,080,000	Coachella Valley California Unified School District+	2.63%	08/01/2034	816,469
3,450,000	Compton California Unified School District+	2.99%	06/01/2037	2,193,855
1,000,000	Cypress-Fairbanks Texas Independent School District	5.00%	02/15/2024	1,159,340
1,000,000	Cypress-Fairbanks Texas Independent School District	5.00%	02/15/2025	1,202,790
1,125,000	Detroit City School District	5.00%	05/01/2039	1,425,004
1,500,000	Hartnell California Community College District	3.00%	08/01/2048	1,586,340
1,000,000	Illinois, State of	5.38%	05/01/2023	1,063,340
2,500,000	Illinois, State of	5.00%	11/01/2026	2,700,875
3,000,000	Kane McHenry Cook & De Kalb Counties, Illinois Unit School District No. 300	5.25%	01/01/2032	3,303,960
1,500,000	Kendall Kane & Will Counties, Illinois Community Unit School District No. 308	5.00%	02/01/2029	1,519,725
1,000,000	Lewisville Texas Independent School District	5.00%	08/15/2023	1,137,800
3,000,000	Oak Grove California School District+	2.40%	08/01/2035	2,224,200
1,000,000	Palomar Pomerado Health, California+	1.36%	08/01/2030	854,560
1,100,000	Placentia-Yorba Linda California Unified School District+	2.66%	08/01/2036	794,530
3,000,000	Texas, State of	4.50%	08/01/2029	3,844,889
2,000,000	Weld County Colorado School District	5.00%	12/01/2032	2,654,700
1,500,000	Weld County Colorado School District	5.00%	12/01/2036	1,973,040
				39,600,931
Revenue Bonds - 76.7%
2,225,000	Allegheny County Pennsylvania Hospital Development Authority	5.00%	07/15/2023	2,500,945
1,000,000	American Municipal Power, Inc.	4.00%	02/15/2044	1,145,640
950,000	Arlington County Virginia Industrial Development Authority	5.00%	07/01/2026	1,170,856
425,000	Arlington Texas Higher Education Finance Corp.	5.00%	08/15/2026	531,203
3,000,000	Aurora Colorado Water Revenue	5.00%	08/01/2041	3,634,799
2,300,000	Austin, Texas	7.88%	09/01/2026	2,343,907
1,000,000	Baltimore County Maryland	4.00%	01/01/2039	1,105,130
1,525,000	Baltimore County Maryland	4.00%	01/01/2040	1,681,572
1,500,000	Baltimore County Maryland	4.00%	01/01/2045	1,611,510
1,950,000	Bay Area Water Supply & Conservation Agency	5.00%	10/01/2034	2,163,701
630,000	California Infrastructure & Economic Development Bank	4.00%	08/01/2023	693,359
500,000	California Infrastructure & Economic Development Bank	4.00%	08/01/2024	566,410
1,005,000	California Infrastructure & Economic Development Bank	5.00%	08/01/2038	1,283,807
1,000,000	California Infrastructure & Economic Development Bank	5.00%	08/01/2039	1,273,560
3,045,000	California Infrastructure & Economic Development Bank (1 Month LIBOR USD + 0.20%)	0.31%	10/01/2047	3,045,274
1,170,000	California Municipal Finance Authority^	5.00%	11/01/2029	1,316,075
1,575,000	California Municipal Finance Authority^	5.00%	11/01/2049	1,660,696
1,180,000	California School Finance Authority^	5.00%	07/01/2037	1,374,086
2,000,000	California Statewide Communities Development Authority#	2.63%	11/01/2033	2,100,580
950,000	Cedar Rapids, Iowa#	0.25%	08/15/2032	907,250
1,020,000	Central Puget Sound Regional Transit Authority	5.00%	11/01/2032	1,232,945
2,250,000	Central Puget Sound Regional Transit Authority	5.00%	11/01/2045	2,691,203
900,000	Connecticut Housing Finance Authority#	0.12%	11/15/2046	900,000
1,000,000	Connecticut State Clean Water Fund	4.00%	02/01/2035	1,210,010
1,500,000	Connecticut State Clean Water Fund	5.00%	05/01/2036	1,855,215
3,000,000	Dallas-Fort Worth International Airport	5.25%	11/01/2030	3,360,419
2,000,000	Detroit Michigan Water Supply System Revenue	5.25%	07/01/2041	2,076,600
3,000,000	District of Columbia Water & Sewer Authority	5.00%	10/01/2039	3,632,459
1,450,000	Douglas County Nebraska Hospital Authority No. 2	4.00%	11/15/2039	1,684,393
1,700,000	Douglas County Nebraska Hospital Authority No. 2	4.00%	11/15/2040	1,968,192
2,250,000	Du Page County, Illinois	3.00%	05/15/2047	2,260,845
1,200,000	Grand Forks County North Dakota	5.75%	09/15/2028	1,097,328
1,000,000	Grand Forks County North Dakota	6.38%	12/15/2043	847,170
600,000	Harris County Texas Flood Control District	5.00%	10/01/2027	733,836
1,405,000	Hartford County Connecticut Metropolitan District Clean Water Project	5.00%	11/01/2036	1,614,500
1,730,000	Health & Educational Facilities Authority of the State of Missouri	5.75%	02/01/2031	1,752,594
1,005,000	JEA Water & Sewer System Revenue#	0.16%	10/01/2036	1,005,000
1,000,000	Lower Colorado River Authority	5.00%	05/15/2022	1,076,720
1,000,000	Lower Colorado River Authority	5.00%	05/15/2025	1,201,170
1,000,000	Maricopa County Arizona Industrial Development Authority (SIFMA Municipal Swap Index + 0.38%)	0.50%	01/01/2035	995,490
1,000,000	Massachusetts Port Authority	5.00%	07/01/2040	1,003,110
905,000	Metropolitan Pier & Exposition Authority+	3.24%	12/15/2038	471,722
1,000,000	Metropolitan Pier & Exposition Authority	5.00%	06/15/2042	1,028,080
2,000,000	Metropolitan Pier & Exposition Authority	4.00%	06/15/2050	2,031,360
1,955,000	Metropolitan Transportation Authority	5.25%	11/15/2033	2,378,668
1,050,000	Metropolitan Transportation Authority	5.00%	11/15/2035	1,237,383
1,250,000	Metropolitan Transportation Authority	5.00%	11/15/2038	1,503,688
1,870,000	Metropolitan Transportation Authority	5.00%	11/15/2042	1,910,878
4,600,000	Metropolitan Water District of Southern California#	0.11%	07/01/2035	4,600,000
4,530,000	Metropolitan Water District of Southern California#	0.11%	07/01/2037	4,530,000
1,475,000	Miami Beach Florida Health Facilities Authority	5.00%	11/15/2029	1,563,043
1,350,000	Michigan Finance Authority	5.00%	10/01/2020	1,350,000
2,000,000	Minnesota Municipal Power Agency	5.25%	10/01/2035	2,000,000
2,000,000	Monroeville Pennsylvania Finance Authority	4.25%	02/15/2042	2,098,980
1,000,000	New Hampshire Business Finance Authority (SIFMA Municipal Swap Index + 0.75%)	0.87%	10/01/2033	1,000,160
1,190,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.50%	07/01/2046	1,003,027
885,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	755,710
2,205,000	New Jersey Housing & Mortgage Finance Agency	1.60%	10/01/2026	2,205,000
2,000,000	New York City Housing Development Corp.	2.60%	11/01/2034	2,081,880
2,425,000	New York Liberty Development Corp.	4.00%	09/15/2035	2,516,229
3,000,000	New York Liberty Development Corp.	5.00%	09/15/2040	3,157,649
1,000,000	New York State Dormitory Authority	5.00%	07/01/2050	1,091,650
1,488,467	New York State Housing Finance Agency	1.65%	05/15/2039	1,469,117
2,500,000	New York State Housing Finance Agency	1.60%	11/01/2024	2,521,050
1,000,000	Ohio Higher Educational Facility Commission#	1.63%	12/01/2034	1,027,860
850,000	Ohio, State of#	0.21%	03/01/2036	847,034
1,500,000	Ohio, State of (SIFMA Municipal Swap Index + 0.40%)	0.52%	01/01/2052	1,494,435
5,500,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority#	0.03%	07/01/2041	5,500,000
2,500,000	Philadelphia Pennsylvania Water & Wastewater Revenue	5.00%	01/01/2036	2,522,375
2,500,000	Phoenix Arizona Civic Improvement Corp.	5.00%	07/01/2049	2,972,225
1,500,000	Portland Maine Metropolitan General Airport Revenue	4.00%	01/01/2038	1,668,825
1,500,000	Regional Transportation Authority	5.00%	06/01/2031	1,682,730
1,500,000	San Francisco, California City & County Airports Common International Airport	4.00%	05/01/2037	1,754,445
1,250,000	Southern California Public Power Authority	5.00%	07/01/2021	1,295,738
2,000,000	Springfield Illinois Water Revenue	5.00%	03/01/2037	2,122,680
1,200,000	Tampa Florida Hospital Revenue	4.00%	07/01/2039	1,367,796
1,000,000	Tampa Florida Hospital Revenue	4.00%	07/01/2045	1,120,400
2,635,000	Upper Santa Clara Valley Joint Powers Authority	4.00%	08/01/2045	2,934,837
961,615	Vermont Student Assistance Corp. (3 Month LIBOR USD + 3.00%)	3.25%	12/03/2035	960,019
2,000,000	Washington DC Metropolitan Area Transit Authority	4.00%	07/15/2045	2,329,760
				142,415,992
Total Municipal Bonds (Cost $181,338,983)				182,016,923

Shares
Short-Term Investments - 2.6%
Money Market Funds - 2.6%
4,922,523	First American Government Obligations Fund — Class Z, 0.05%*			4,922,523
Total Short-Term Investments (Cost $4,922,523)				4,922,523
Total Investments - 100.6% (Cost $186,261,506)				186,939,446
Liabilities in Excess of Other Assets - (0.6)%				(1,171,773)
NET ASSETS - 100.0%				$185,767,673

+ Zero coupon bond. Rate disclosed is calculated yield to maturity as of the date of this report.
# Variable rate security. Rate disclosed is as of the date of this report.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
* Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's short-term investments were categorized as Level 1, while the Fund's investments in municipal bonds were categorized as Level 2.